Unaudited Consolidated Statements of Changes in Accumulated Equity - USD ($)		Ordinary shares		Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total
Balance at Jun. 30, 2024		$ 3,224	[1]	$ 10,589,916	$ 723,207	$ (44,392)	$ 11,271,955
Balance (in Shares) at Jun. 30, 2024	[1]	1,289,600
Net loss			[1]		(232,533)		(232,533)
Issuance of ordinary shares		$ 4,017	[1]	7,745,903			7,749,921
Issuance of ordinary shares (in Shares)	[1]	1,606,800
Foreign currency translation adjustment			[1]			(46,620)	(46,620)
Foreign currency translation gain							(46,620)
Balance at Dec. 31, 2024		$ 7,241	[1]	18,335,819	490,674	(91,012)	18,742,723
Balance (in Shares) at Dec. 31, 2024	[1]	2,896,400
Balance at Jun. 30, 2025		$ 7,242	[1]	12,814,826	4,599,887	(45,525)	17,376,430
Balance (in Shares) at Jun. 30, 2025	[1]	2,896,595
Net loss			[1]		(6,881,159)		(6,881,159)
Issuance of ordinary shares		$ 141,169	[1]	6,008,463			6,149,632
Issuance of ordinary shares (in Shares)	[1]	56,467,391
Exercise of warrants		$ 200	[1]	103,019			103,219
Exercise of warrants (in Shares)	[1]	79,842
Cost directly related to issuing new shares			[1]	(905,000)			(905,000)
Foreign currency translation gain			[1]			113,497	113,497
Balance at Dec. 31, 2025		$ 148,611	[1]	$ 18,021,308	$ (2,281,272)	$ 67,972	$ 15,956,619
Balance (in Shares) at Dec. 31, 2025	[1]	59,443,828

[1]	Retrospectively restated for effect of reverse share split on January 14, 2025 (see Note 12).